Receivables (Tables)	12 Months Ended
Dec. 31, 2022
Receivables [Abstract]
Schedule of Receivables	Receivables at December 31, 2022 and 2021 consisted of the following:
	December 31, 2022	December 31, 2021
Trade accounts receivable	$4,867,749	$2,691,702
Vendor rebates receivable	460	126,118
Credit card payments in process of settlement	102,917	116,187
Retainage	603,442	803,989
Total receivables	5,574,568	3,737,996
Allowance for doubtful accounts	(359,000)	(359,000)
Total receivables, net	$5,215,568	$3,378,996